Stockholders' Equity and Stock-based Compensation (Details) - Schedule of black-scholes-merton option-pricing model and weighted average fair value of options on the grant - Options and RSAs Under Stock Plans [Member] - $ / shares
	7 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Stockholders' Equity and Stock-based Compensation (Details) - Schedule of black-scholes-merton option-pricing model and weighted average fair value of options on the grant [Line Items]
Dividend yield	0.00%	0.00%
Fair value on grant date (in Dollars per share)	$ 0.02
Minimum [Member]
Stockholders' Equity and Stock-based Compensation (Details) - Schedule of black-scholes-merton option-pricing model and weighted average fair value of options on the grant [Line Items]
Expected term (in years)	5 years 10 months 6 days	5 years 10 days
Risk-free interest rate	2.45%	0.27%
Expected volatility	31.20%	34.00%
Fair value on grant date (in Dollars per share)		$ 0.08
Maximum [Member]
Stockholders' Equity and Stock-based Compensation (Details) - Schedule of black-scholes-merton option-pricing model and weighted average fair value of options on the grant [Line Items]
Expected term (in years)	6 years 29 days	6 years 2 months 23 days
Risk-free interest rate	2.54%	1.36%
Expected volatility	31.53%	51.78%
Fair value on grant date (in Dollars per share)		$ 1.16